Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	80,712,825	(16,273,461)	64,439,364
- Delivery of M/V “Alexandros P”	17,807,934	-	17,807,934
- Delivery of M/V “Tasos”	4,503,464	-	4,503,464
- Capitalized expenses	15,146	-	15,146
- Depreciation for the year	-	(4,786,272)	(4,786,272)
Balance, December 31, 2017	103,039,369	(21,059,733)	81,979,636
- Delivery of M/V “Ekaterini”	23,869,382	-	23,869,382
- Delivery of M/V “Starlight”	10,210,599	-	10,210,599
- Depreciation for the year	-	(5,422,155)	(5,422,155)
Balance, December 31, 2018	137,119,350	(26,481,888)	110,637,462

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On
November 5, 2018,
Light Shipping Ltd. signed a memorandum of agreement to purchase M/V "Starlight" a
75,845
DWT
2004
-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of
$10,210,599.
M/V "Starlight" was delivered to the Company on
November 30, 2018.

The Company performed the undiscounted cash flow test as of
December 31, 2017
and
2018
for those operating vessels whose carrying values were above their respective market values, and determined that the net book value of its vessels held for use was recoverable.

All the Company’s vessels have been mortgaged as security for the Company’s loans (refer Note
8
).